Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Beginning balances (current and non-current)	449,069	328,386
Additions	214,181	55,831
Amortizations	(334,864)	(185,710)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current)	328,252	198,373
Deferred costs, current	158,092	89,353
Deferred costs, non-current	170,160	109,020